LEASES (Details 5) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 4,750		$ 6,334
2023	6,334		6,334
2024	6,334		6,334
2025	6,334		6,334
2026	6,334		6,334
Total	30,086		31,670
Less imputed Interest	4,408		4,855
Total liability	$ 25,678	$ 26,815	$ 26,815